Rights (Tables)	12 Months Ended
Dec. 31, 2022
Dividend Distribution Of One Rights Abstract
Schedule of inputs to the black-scholes model
December 31, 2021
Exercise price	50
Dividend yield	-
Risk-free rate	1.54%
Expected term (in years)	10
Expected volatility	79.68%